Related Party Transactions	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions

NOTE 10: Related Party Transactions

Horizon License Agreement

In January 2021, the Company entered into an intellectual property agreement (the “Horizon IP Agreement”) with Jiangsu Qingneng New Energy Technologies Co., Ltd. and Shanghai Qingneng Horizon New Energy Ltd. (together, “JS Horizon”) both of which are affiliates of the Company’s ultimate parent, Horizon. Under the Horizon IP Agreement, JS Horizon assigned to the Company a joint ownership interest in certain intellectual property rights previously developed by JS Horizon (“Background IP”), and each of Hyzon and JS Horizon granted to the other, within such other party’s field of use, exclusive licenses under their respective joint ownership rights in the Background IP, as well as their rights in improvements made in the future with respect to such Background IP. Under that agreement, the Company also grants JS Horizon a perpetual non-exclusive license under certain provisional patent applications (and any patents issuing therefrom), as well as improvements thereto.

The Horizon IP Agreement revised and clarified the intellectual property arrangements existing as of the Company’s inception, as set forth under two previous agreements. Under a License Agreement made effective at the time of the Company’s inception (the “License Agreement”), the Company received an exclusive license under certain of the Background IP. That agreement was later terminated and replaced with a Partial Assignment Agreement of Fuel Cell Technology, dated November 19, 2020 (the “Partial Assignment Agreement”), which contemplated a joint ownership structure with respect to certain of the Background IP similar to the structure set forth under the now existing Horizon IP Agreement. Both the original License Agreement and Partial Assignment Agreement have been superseded by the Horizon IP Agreement.

Under the terms of the Horizon IP Agreement, the Company will pay Horizon fixed payments of $10 million in 2021 as consideration for the rights it receives under the Background IP and improvements thereto, which is recorded as a liability at March 31, 2021. Because the Company is under common control with Horizon and JS Horizon, the cost of the intellectual property transferred should equal the historical cost of the Company’s ultimate parent, Horizon. Due to the creation of the Background IP through research and development over a long period of time, the historical cost of the intellectual property acquired is zero. As such, no asset was recorded for the Background IP on the Company’s balance sheet. The difference between the fixed amounts payable to JS Horizon and the historical cost are treated as a deemed distribution to Horizon, given the common control.

Related Party Accounts Payable

Horizon Fuel Cell Technologies and Related Subsidiaries

Hyzon utilizes Horizon Fuel Cell Technologies to supply certain fuel cell components. During the three months ended March 31, 2021, the Company made a deposit payment to Horizon in the amount of $5 million to secure fuel cell components. This payment is included in prepaid expenses as none of the components have yet been received.

Certain employees of Horizon and its affiliates provide services to the Company. Based on an analysis of the compensation costs incurred by Horizon and an estimate of the proportion of effort spent by such employees on each entity, an allocation of approximately $93 thousand and $124 thousand was recorded in the Company’s consolidated statement of operations and comprehensive loss related to such services for the three month period ended March 31, 2021 and from inception (January 21, 2020) through March 31, 2020, respectively. While the Company routinely settles intercompany activity in cash, the related party liability to Horizon and affiliates is $1.0 million as of March 31, 2021.

Holthausen

The Company entered into a joint venture agreement to create Hyzon Europe with Holthausen. Holthausen funded various setup costs including legal fees, and vehicle design work before the joint venture agreement was signed on October 30, 2020. The Company has a related party payable in the amount of $322 thousand due to Holthausen for its share of expenses related to Hyzon Europe, which were paid for by Holthausen.

NOTE 11: Related Party Transactions

Horizon IP Agreement

In January 2021, the Company entered into the Horizon IP Agreement with JS Horizon, part of the Horizon group of Companies, pursuant to which each of Hyzon and JS Horizon conveys to the other certain rights in intellectual property relating to Hyzon’s core fuel cell and mobility product technologies, and under which the Company will pay Horizon two fixed payments in 2021 totaling $10 million.

Related Party Accounts Payable

Horizon Fuel Cell Technologies and Related Subsidiaries

During 2020, certain employees of Horizon and its affiliates provided services to the Company. Based on an analysis of the compensation costs incurred by Horizon and an estimate of the proportion of effort spent by such employees on each entity, an allocation of approximately $518 thousand was recorded in the Company’s consolidated statement of operations and comprehensive loss related to such services. Additionally, there was routine intercompany activity, including funding for operations of the Company provided by Horizon until the Round A fundraising was completed. While some of this intercompany activity has been settled in cash, the remaining related party liability to Horizon and affiliates is $372 thousand as of December 31, 2020.

Holthausen

The Company entered into a joint venture agreement to create Hyzon Europe with Holthausen. Holthausen funded various setup costs including legal fees, and vehicle design work before the joint venture agreement was signed on October 30, 2020. The Company has recorded a related party payable of $187 thousand due to Holthausen for its share of expenses related to Hyzon Europe, which were paid for by Holthausen.